Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 3,770,946	R$ 4,969,825	R$ 3,845,465
Additions	503,351		1,568,343
Cancellation
Financial charges	261,094	319,861	298,718
Net foreign exchange variations	57,125	(115,283)	(19,567)
Payments of principal	(1,413,497)	(1,197,950)	(565,303)
Payment of interest	(143,518)	(205,507)	(157,831)
Ending balance	3,035,501	3,770,946	4,969,825
Cancellation
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,256,775	12,831,865	9,063,539
Additions	2,639,801	2,365,659	2,472,827
Cancellation	(493,143)	(1,072,708)	(93,491)
Financial charges	1,471,288	1,365,024	1,329,839
Net foreign exchange variations
Payments of principal	(1,838,667)	(1,812,508)	(1,566,344)
Payment of interest	(1,460,208)	(1,420,557)	(1,303,953)
Ending balance	12,575,846	12,256,775	12,831,865
Cancellation			2,929,448
Derivative Financial Instruments Assets Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(567,698)	(508,251)	(447,132)
Additions	(20,370)	122,218	(166,779)
Cancellation
Financial charges	136,107	95,115	345,184
Net foreign exchange variations	(57,143)	115,282	19,454
Payments of principal	(13,255)	(13,987)	(281,698)
Payment of interest	(156,075)	(378,075)	22,720
Ending balance	R$ (678,434)	R$ (567,698)	(508,251)
Cancellation